Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 12, 2023 CNY (¥)	Feb. 16, 2023 CNY (¥)
Income Tax Contingency [Line Items]
Income tax expense		¥ 141,745	$ 20,269,000	¥ 62,959	¥ 72,155
Current income tax expense		105,933	15,148,000	105,484	122,118
Deferred income tax expense		¥ 35,812	$ 5,121,000	¥ (42,525)	¥ (49,963)
Effect of preferential tax rate, basic earning per ADS | (per share)		¥ 0.19	$ 0.03	¥ 0.47	¥ 0.56
Net tax operating losses		¥ 2,168,100						$ 310,030,000.00
Withholding tax on dividend payment		57,743	$ 8,257,000	¥ 99,519	¥ 99,122
Undistributed earnings from PRC Subsidiaries		¥ 15,647,610		¥ 15,491,540				$ 2,237,580,000
Deferred tax liabilities cash dividend amount										¥ 500,000
Minimum [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities cash dividend amount									¥ 1,500,000
O 2023 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment					¥ 99,120
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate		25.00%	25.00%	25.00%	25.00%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate	16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate	8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax expense | $			$ 0
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount | $	$ 2
Hong Kong [Member] | Two Tired Profits Tax Regime [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		15.00%	15.00%
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		25.00%	25.00%
Withholding tax rate		10.00%	10.00%
Effect of change in enacted tax rate		¥ 45,430	$ 6,500,000	¥ 189,210	¥ 156,450
Current income tax expense		50,200	7,180,000	162,990	180,150
Deferred income tax expense		4,770	680,000	26,220	¥ 23,700
Accumulated tax losses.		¥ 2,122,030	$ 303,450,000
Withholding income tax rate on dividends distributed by FIEs		10.00%	10.00%
Income tax dividend rate		5.00%	5.00%
China [Member] | O 2024 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment				¥ 99,520
China [Member] | O 2025 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment		¥ 57,740	$ 8,260,000
China [Member] | Tianjin Autohome Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				10.00%
China [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate		15.00%	15.00%
China [Member] | Key Software Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate				10.00%	10.00%	10.00%	10.00%
China [Member] | Software Enterprise [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Tianjin Autohome Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		25.00%	25.00%			25.00%	25.00%
Reduction in statutory income tax rate		50.00%	50.00%			50.00%	50.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs		5.00%	5.00%